Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of fair value measurement [Table Text Block]
	December 31	December 31
Level 1	2017	2016
Investment in Fortune Bay (1)	$910	$1,160
5.75% convertible debentures (2,3)	47,625	52,500
Warrant liability (2)	44	1,066

Disclosure of credit risk [Table Text Block]
	2017	2016
Cash and restricted cash	$20,966	$24,452
Trade and other receivables	1,241	1,962
Current and non-current taxes receivable	40,789	41,838
	$62,996	$68,252

Disclosure of liquidity risk [Table Text Block]
	Within 1	2-5	Total
(in thousands of U.S. dollars)	year	years

Cash and cash equivalents	$20,966	$-	$20,966
Trade and other payables	(19,593)	-	(19,593)
Revolving credit facility balance and interest	(30,657)	-	(30,657)
Finance lease liabilities	(109)	-	(109)
5.75% Convertible debentures and interest	(4,313)	(80,010)	(84,323)
Total	($33,706)	($80,010)	($113,716)

Disclosure of market risk [Table Text Block]
	2017	2016	2015
Gold price
10% increase	$14,081	$14,084	$18,091
10% decrease	(14,081)	(14,084)	(18,091)
Silver price
10% increase	$-	$222	$938
10% decrease	-	(222)	(938)